Shareholders' equity	12 Months Ended
Sep. 30, 2019
Shareholders' equity
Shareholders' equity

Note 28. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests
Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.
Reserves
Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve (30 September 2019 - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of debt securities measured at fair value through other comprehensive income (except for interest income, impairment charges and foreign exchange gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is disposed.

Equity securities at FVOCI reserve (30 September 2019 - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of equity securities measured at fair value through other comprehensive income, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Available-for-sale securities reserve (30 September 2018 - AASB 139)

This comprises the changes in the fair value of available-for-sale financial securities (including both debt and equity securities), net of any related hedge accounting adjustments and tax. These changes were transferred to non-interest income in the income statement when the asset is either disposed of or impaired. This reserve was closed on the adoption of AASB 9 and the closing balance was allocated to the debt securities at FVOCI reserve and equity securities at FVOCI reserve noted above for the relevant securities.

Cash flow hedge reserve
This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.
Share-based payment reserve
This comprises the fair value of equity-settled share-based payments recognised as an expense.
Other reserves
Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.
Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.
The amount recorded in other reserves reflects the difference between the amount by which non-controlling interests are adjusted and the fair value of any consideration paid or received.

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Share capital
Ordinary share capital, fully paid	37,508	36,054	37,508	36,054
Treasury shares held for RSP[1]	(572)	(505)	(572)	(505)
Other treasury shares held[2]	19	12	(3)	(3)
Total treasury shares held	(553)	(493)	(575)	(508)
Total share capital	36,955	35,561	36,933	35,546
Non-controlling interests	53	52	—	—

1.	2019: 4,784,213 unvested shares held (2018: 3,943,660).
2.	2019: 1,721,532 shares held (2018: 2,029,795).

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares.

Consolidated and Parent Entity
(number)	2019	2018
Opening balance	3,434,796,711	3,394,364,279
Dividend reinvestment plan[3]	55,132,062	21,242,667
Conversion of Westpac Convertible Preference Shares[4]	—	19,189,765
Closing balance	3,489,928,773	3,434,796,711

3.      The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2019 interim dividend was $27.36 and 2018 final dividend was $25.82 (2018: 2018 interim dividend was $28.11 and 2017 final dividend was $31.62).

4.      The conversion price per share for the issuance of shares in relation to the conversion of Westpac Convertible Preference Shares was $29.49.

Ordinary shares purchased and sold on market

	2019	2019
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,061,442	25.27
RSP[5]	2,707,931	25.55
Westpac Performance Plan (WPP) - share rights exercised	184,043	26.73
Westpac Long Term Variable Reward Plan (LTVR) - options exercised[6]	37,831	27.68
As treasury shares:
Treasury shares sold	(308,263)	26.19
Net number of ordinary shares purchased/(sold) on market	3,682,984

For details of the share-based payment arrangements refer to Note 33.

5.      Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

6.      The average exercise price per share received was $23.40 on the exercise of the LTVR options.

Reconciliation of movement in reserves[1]

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Available-for-sale securities reserve
Opening balance	37	64	24	70
Impact on adoption of AASB 9	(37)	—	(24)	—
Net gains/(losses) from changes in fair value	—	(104)	—	(34)
Income tax effect	—	34	—	13
Transferred to income statements	—	66	—	(33)
Income tax effect	—	(25)	—	6
Exchange differences	—	2	—	2
Closing balance	—	37	—	24
Debt securities at FVOCI reserve
Opening balance	—	—	—	—
Impact on adoption of AASB 9	33	—	25	—
Net gains/(losses) from changes in fair value	(47)	—	(40)	—
Income tax effect	12	—	10	—
Transferred to income statements	(29)	—	(29)	—
Income tax effect	8	—	8	—
Exchange differences	1	—	1	—
Closing balance	(22)	—	(25)	—
Equity securities at FVOCI reserve
Opening balance	—	—	—	—
Impact on adoption of AASB 9	6	—	1	—
Net gains/(losses) from changes in fair value	11	—	(2)	—
Closing balance	17	—	(1)	—
Share-based payment reserve
Opening balance	1,534	1,431	1,425	1,322
Share-based payment expense	108	103	108	103
Closing balance	1,642	1,534	1,533	1,425
Cash flow hedge reserve
Opening balance	(125)	(154)	(69)	(94)
Net gains/(losses) from changes in fair value	(203)	(161)	(121)	(125)
Income tax effect	60	47	36	38
Transferred to income statements	197	203	128	160
Income tax effect	(58)	(60)	(39)	(48)
Closing balance	(129)	(125)	(65)	(69)
Foreign currency translation reserve
Opening balance	(351)	(529)	(307)	(481)
Exchange differences on translation of foreign operations	311	164	214	175
Gains/(losses) on net investment hedges	(129)	17	(52)	(1)
Transferred to income statements	(10)	(3)	—	—
Closing balance	(179)	(351)	(145)	(307)
Other reserves
Opening balance	(18)	(18)	41	41
Transactions with owners	—	—	—	—
Closing balance	(18)	(18)	41	41
Total reserves	1,311	1,077	1,338	1,114
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.